Fiduciary activities and management funds	12 Months Ended
Dec. 31, 2024
Fiduciary Activities and Management of Funds [Abstract]
Fiduciary activities and management funds
31.
Fiduciary activities and management funds

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held as trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible for poor yielding of the assets under its management.

As of December 31, 2024 and 2023, the value of the managed off-balance sheet financial assets is as follows:

	2024	2023
	S/(000)	S/(000)
Investment funds	19,534,337	17,829,262
Mutual funds	7,926,478	5,352,241
Total	27,460,815	23,181,503